SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Changes in fair value of warrant liabilities	Dec. 31, 2012 Changes in fair value of warrant liabilities	Dec. 31, 2012 Warrant liabilities	Dec. 31, 2011 Warrant liabilities
Reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs
Balance at the beginning of the period					$ 839	$ 440
Realized or unrealized gain (losses)			(839)	399
Balance at the end of the period					839	440
Cash and cash equivalents
Restricted cash and cash equivalents	0
Restricted cash
Restriction on cash collateral amount		$ 5,171
Maximum maturity term of Notes receivable	6 months